Divestitures Divestitures (Details 3) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	$ 21	$ 17
Disposal Group, Including Discontinued Operation, Inventory	8	9
Disposal Group Including, Discontinued Operation Prepaid Expenses and Other Current Assets	11	40
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net	392	346
Disposal Group, Including Discontinued Operation, Intangible Assets, Net	370	345
Disposal Group, Including Discontinued Operation, Other Current Assets	26	33
Total assets to be divested included in prepaid expenses and other current assets	828	790
Disposal Group, Including Discontinued Operation, Accounts Payable	48	50
Disposal Group, Including Discontinued Operation, Accrued Liabilities	59	67
Disposal Group, Including Discontinued Operation, Other Current Liabilities	118	108
Total liabilities to be divested included in accrued and other current liabilities	$ 225	$ 225